Income Taxes - Schedule of Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal
State
Foreign	100,000	30,000
Deferred
Total	$ 100,000	$ 30,000